Supplemental cashflow information	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Supplemental cashflow information [Text Block]

22. Supplemental cashflow information

a. Change in non-cash working capital

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Change in non-cash working capital:
Accounts receivable	$(12,675,672)	$(1,520,321)
Prepaid assets	(510,063)	(25,411)
Accounts payable and accrued liabilities	35,738,561	(5,012,319)

Change in non-cash working capital operating activities	$22,552,826	$(6,558,051)

	Year ended	Year ended
Changes in non-cash working capital related to	December 31,	December 31,
	2021	2020
Operating activities	$6,800,511	$192,094
Investing activities	15,752,315	(9,631,691)
Financing activties	-	2,881,546
	$22,552,826	$(6,558,051)

Cash interest paid	$2,278,570	$156,778
Taxes paid	$-	$-

b. Non-cash transactions

During the period ended December 31, 2021, the Company issued 356,415 Origination Member Units in exchange for $3,499,995 of exploration and evaluation assets ($9.82/unit) (Note 13).

During the period ended December 31, 2021, the Company issued 353,870 Origination Member Units in exchange for the retirement of promissory notes (Note 13)

During the period ended December 31, 2021, the Company redeemed 3,992,629 Origination Member Units and converted a $1,000,000 promissory note in exchange for an asset backed preferred instrument valued at $21,565,700 (Note 12 and 13).

On July 2, 2021, the Company exercised its option to convert all the existing convertible promissory notes ($2,300,000) into 234,216 units ($9.82/unit) of the Company effective as of July 7, 2021 (Note 10 and 13).

During the year ended December 31, 2020, the Company settled affiliate loans in the amount of $4,629,324 along with interest payable of $730,500 through the assignment of certain property, plant and equipment with a carrying amount of $1,360,264 related decommissioning liabilities of $74,000 and accounts payable of $500,000.